Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Taxes
Schedule of income tax expense

($ in millions)	2012	2011	2010
Current taxes	967	1,278	867
Deferred taxes	63	(34)	151

Tax expense from continuing operations	1,030	1,244	1,018

Tax benefit from discontinued operations	—	(1)	(3)

Effective tax rate for the year

($ in millions, except % data)	2012	2011	2010
Income from continuing operations before taxes	3,838	4,550	3,740
Weighted-average tax rate	23.6%	24.9%	25.3%
Income taxes at weighted-average tax rate	906	1,134	945
Items taxed at rates other than the weighted-average tax rate	60	103	(21)
Changes in valuation allowance, net	44	(22)	60
Effects of changes in tax laws and enacted tax rates	(27)	(17)	6
Other, net	47	46	28

Tax expense from continuing operations	1,030	1,244	1,018

Effective tax rate for the year	26.8%	27.3%	27.2%

Components of deferred income tax assets and liabilities

	December 31,
($ in millions)	2012	2011
Deferred tax assets:
Unused tax losses and credits	1,009	963
Pension and other accrued liabilities	1,395	1,064
Inventories	287	276
Property, plant and equipment	125	192
Other	104	134

Total gross deferred tax asset	2,920	2,629
Valuation allowance	(550)	(375)

Total gross deferred tax asset, net of valuation allowance	2,370	2,254
Deferred tax liabilities:
Property, plant and equipment, and intangible assets	(1,366)	(1,037)
Pension and other accrued liabilities	(252)	(164)
Inventories	(118)	(152)
Other current assets	(169)	(220)
Unremitted earnings	(766)	(213)
Other	(26)	(60)

Total gross deferred tax liability	(2,697)	(1,846)

Net deferred tax asset (liability)	(327)	408

Included in:
"Deferred taxes"—current assets	869	932
"Deferred taxes"—non-current assets	334	318
"Deferred taxes"—current liabilities	(270)	(305)
"Deferred taxes"—non-current liabilities	(1,260)	(537)

Net deferred tax asset (liability)	(327)	408

Unrecognized tax benefits

($ in millions)	Unrecognized tax benefits	Penalties and interest related to unrecognized tax benefits	Total
Classification as unrecognized tax items on January 1, 2010	712	176	888
Net change due to acquisitions and divestments	5	—	5
Increase relating to prior year tax positions	56	38	94
Decrease relating to prior year tax positions	(32)	(6)	(38)
Increase relating to current year tax positions	114	5	119
Decrease relating to current year tax positions	(15)	(4)	(19)
Decrease due to settlements with tax authorities	(40)	(9)	(49)
Decrease as a result of the applicable statute of limitations	(72)	(21)	(93)
Exchange rate differences	(14)	(1)	(15)

Balance at December 31, 2010, which would, if recognized, affect the effective tax rate	714	178	892
Net change due to acquisitions and divestments	9	2	11
Increase relating to prior year tax positions	52	61	113
Decrease relating to prior year tax positions	(31)	(11)	(42)
Increase relating to current year tax positions	128	2	130
Decrease relating to current year tax positions	(2)	—	(2)
Decrease due to settlements with tax authorities	(78)	(27)	(105)
Decrease as a result of the applicable statute of limitations	(135)	(35)	(170)
Exchange rate differences	(4)	(1)	(5)

Balance at December 31, 2011, which would, if recognized, affect the effective tax rate	653	169	822
Net change due to acquisitions and divestments	10	—	10
Increase relating to prior year tax positions	51	26	77
Decrease relating to prior year tax positions	(73)	(56)	(129)
Increase relating to current year tax positions	141	1	142
Decrease relating to current year tax positions	(3)	—	(3)
Decrease due to settlements with tax authorities	(89)	(11)	(100)
Decrease as a result of the applicable statute of limitations	(29)	(7)	(36)
Exchange rate differences	8	5	13

Balance at December 31, 2012, which would, if recognized, affect the effective tax rate	669	127	796

Open tax years subject to examination	At December 31, 2012, the earliest significant open tax years that remained subject to examination were the following:

Region	Year
Europe	2007
The Americas	2008
Asia	2003
Middle East & Africa	2004